Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Significant Accounting Policies
Allowance for credit losses	$ 894,223	$ 566,572	$ 345,310	$ 187,618